UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2005

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      1/19/2006
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $184,141


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                                    Lawson Kroeker Investment Management, Inc.
                                                     FORM 13F
                                                 December 31, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ----  ------- ----------- -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     2732  4260000  PRN       SOLE                2415000           1845000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1439  2180000  PRN       SOLE                1630000            550000
ABBOTT LABS                    COM              002824100     2090  53000.000 SH       SOLE              52850.000           150.000
ALBERTO-CULVER CO              COM              013068101     1640  35840.000 SH       SOLE              35840.000
ALCOA, INC                     COM              013817101      614  20780.000 SH       SOLE              20780.000
ALLIED CAPITAL CORP            COM              01903Q108     2848  96960.000 SH       SOLE              81960.000         15000.000
AMSOUTH BANCORP                COM              032165102      958  36540.000 SH       SOLE              36540.000
ANADARKO PETROLEUM CORP        COM              032511107     1244  13133.000 SH       SOLE              13133.000
APPLEBEE'S INTERNATIONAL INC   COM              037899101     1424  63025.000 SH       SOLE              63025.000
APTAR GROUP INC.               COM              038336103      903  17305.000 SH       SOLE              17305.000
AVERY DENNISON CORP            COM              053611109     3863  69893.000 SH       SOLE              49318.000         20575.000
BB&T Corp                      COM              054937107      201   4790.000 SH       SOLE               4790.000
BERKSHIRE HATHAWAY INC         COM              084670108     2836     32.000 SH       SOLE                 20.000            12.000
BERKSHIRE HATHAWAY INC CL B    COM              084670207     1051    358.000 SH       SOLE                358.000
BIOMET, INC.                   COM              090613100     1135  31050.000 SH       SOLE              31050.000
BRITISH PETE PLC WT EXP 1/31/9 COM              055622104      434   6758.000 SH       SOLE               6758.000
BURLINGTON RES INC             COM              122014103     9602 111390.000 SH       SOLE              76890.000         34500.000
CATO CORP                      COM              149205106     5163 240680.500 SH       SOLE             169543.500         71137.000
CHEVRON CORP                   COM              166764100     5607  98766.000 SH       SOLE              63166.000         35600.000
CHICAGO BRIDGE & IRON          COM              167250109     9556 379060.000 SH       SOLE             265810.000        113250.000
CHOLESTECH CORP                COM              170393102     1348 135875.000 SH       SOLE              84975.000         50900.000
COLGATE PALMOLIVE CO           COM              194162103      539   9825.000 SH       SOLE               9450.000           375.000
CONAGRA FOODS INC              COM              205887102      258  12704.000 SH       SOLE              12704.000
CONSTELLATION ENERGY COM       COM              210371100     1879  32630.000 SH       SOLE              32630.000
CORNING INC                    COM              219350105     5602 284936.000 SH       SOLE             181736.000        103200.000
EXXON MOBIL CORP               COM              30231G102      428   7621.000 SH       SOLE               7621.000
FDLTY NTL TITLE GP INC COM     COM              31620R105      679  27904.500 SH       SOLE              20597.500          7307.000
FEDERAL HOME LN MTG CORP       COM              313400301      216   3300.000 SH       SOLE               3300.000
FIDELITY NATIONAL FINANCIAL    COM              316326107     6101 165828.000 SH       SOLE             124064.250         41763.750
FISERV INC                     COM              337738108     1545  35705.000 SH       SOLE              35705.000
FORDING CANADIAN COAL TRUST    COM              345425102     7638 220950.000 SH       SOLE             189825.000         31125.000
FPL GROUP                      COM              302571104      247   5950.000 SH       SOLE               5950.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     5237  97345.000 SH       SOLE              73870.000         23475.000
GALLAGHER, ARTHUR J & CO       COM              363576109     1941  62850.000 SH       SOLE              62850.000
GENCORP INC                    COM              368682100     2424 136575.000 SH       SOLE              75250.000         61325.000
GENERAL ELECTRIC CO            COM              369604103     1897  54136.000 SH       SOLE              54136.000
GPE BRUX LAMBERT               COM              7097328       3413  34920.000 SH       SOLE              34470.000           450.000
HOME DEPOT INC                 COM              437076102     1065  26320.000 SH       SOLE              26320.000
HOUSTON EXPLORATION COMPANY    COM              442120101     5270  99815.000 SH       SOLE              73990.000         25825.000
INCO LTD                       COM              453258402     5507 126390.000 SH       SOLE              85065.000         41325.000
JOHNSON & JOHNSON              COM              478160104      230   3825.000 SH       SOLE               3825.000
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     4229 173100.000 SH       SOLE             119025.000         54075.000
KAYDON CORP                    COM              486587108     1705  53050.000 SH       SOLE              53050.000
KINDER MORGAN INC              COM              49455P101     1646  17905.000 SH       SOLE              17905.000
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1778  23910.000 SH       SOLE              23910.000
LABORATORY CORP OF AMERICA     COM              50540R409     4569  84850.000 SH       SOLE              61850.000         23000.000
LIBERTY MEDIA CO               COM              530718105      225  28645.000 SH       SOLE              28645.000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     6997 176415.000 SH       SOLE             135230.000         41185.000
NATIONAL FUEL GAS COMPANY      COM              636180101      223   7150.000 SH       SOLE               7150.000
NDC HEALTH                     COM              639480102     2967 154315.000 SH       SOLE              94315.000         60000.000
NEWMONT MNG CORP               COM              651639106     7956 148995.000 SH       SOLE              97695.000         51300.000
NEXEN INC                      COM              65334H102     5137 107850.000 SH       SOLE              62850.000         45000.000
NISOURCE INC.                  COM              65473P105      232  11134.000 SH       SOLE              11134.000
OMNICARE INC                   COM              681904108     2544  44465.000 SH       SOLE              27465.000         17000.000
PEABODY ENERGY CORP            COM              704549104     7409  89896.000 SH       SOLE              56871.000         33025.000
PENGROWTH ENERGY TRUST CL A    COM              706902301     1979  84125.000 SH       SOLE              81975.000          2150.000
PERFORMANCE FOOD GROUP         COM              713755106     4109 144850.000 SH       SOLE             116050.000         28800.000
PFIZER INC.                    COM              717081103     2140  91756.000 SH       SOLE              69756.000         22000.000
PLUM CREEK TIMBER              COM              729251108     5288 146675.000 SH       SOLE             105500.000         41175.000
PRUDENTIAL FINANCIAL INC       COM              744320102      218   2983.000 SH       SOLE               2983.000
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1097  17835.000 SH       SOLE              17835.000
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103      398   3200.000 SH       SOLE               3200.000
SENSE TECHNOLOGIES INC         COM              816923106        3  10000.000 SH       SOLE              10000.000
VIACOM INC. - CLASS B          COM              925524308      754  23137.000 SH       SOLE              22158.000           979.000
VULCAN MATERIALS               COM              929160109     4570  67460.000 SH       SOLE              41785.000         25675.000
WINNEBAGO INDUSTRIES           COM              974637100     3476 104460.000 SH       SOLE              73585.000         30875.000
WYETH                          COM              983024100      514  11150.000 SH       SOLE              10950.000           200.000
iShares MSCI JAPAN INDEX FUND  COM              464286848     3172 234625.000 SH       SOLE             231575.000          3050.000
               Total                                       184,141